AUDIT AND OTHER SERVICES - Summary of Audit and Other Services (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Audit fees:
Fees payable to the Company’s auditor and its associates for the audit of the Santander UK group’s annual financial statements	£ 13.8	£ 13.9	£ 11.8
Audit of the Santander UK group's subsidiaries	0.6	0.6	0.7
Total audit fees	14.4	14.5	12.5
Non-audit fees:
Audit-related assurance services	0.6	0.7	0.6
Other assurance services	1.0	0.5	0.3
Other non-audit services	0.6	0.1	0.0
Total non-audit fees	2.2	1.3	0.9
Prior year audit services
Non-audit fees:
Auditors fee	£ 0.1	£ 0.7	£ 0.6